Related Party Transactions - Transactions with Golar Power and Affiliates (Details) - Golar Power - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 2,499
Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	1,819
Ship management fees income
Related Party Transaction [Line Items]
Related party revenues	278
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	$ 402	$ 0